Financial assets and liabilities	12 Months Ended
Dec. 31, 2017
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Financial assets and liabilities

Note 7. Financial assets and liabilities

7.1 Accounting principles

Financial assets

Non-current financial assets are recorded at the amortized cost and correspond to security deposits mainly relating to our facilities rents.

Current financial assets correspond to investments and are recorded at fair value through profit and loss, which is the nominal value of the investment adjusted with the daily mark-to-market value.

Trade and other receivables are recorded at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A valuation allowance for trade and other receivables is recognized if their recoverable amount is less than their carrying amount.

Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.

Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.

Financial liabilities

Financial liabilities include trade and other payables, finance leases and conditional advances.

We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.

We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire.

Financial liabilities are valued at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized.

Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

7.2 Detail of financial assets and liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2016	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	691	691	691
Trade receivables	—	3,627	3,627	3,627
Subsidies receivables	—	8,723	8,723	8,723
Current financial assets	36,592	—	36,592	36,592
Cash and cash equivalents	254,568	—	254,568	254,568

Total financial assets	291,159	13,042	304,201	304,201

Financial liabilities
Non-current financial liabilities	—	30	30	30
Current financial liabilities	1,692	38	1,730	1,730
Trade payables	—	9,722	9,722	9,722
Other current liabilities	—	5,196	5,196	5,196

Total financial liabilities	1,692	14,986	16,678	16,678

	Accounting category		Book value on the statement of financial position	Fair Value
2017	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	1,004	1,004	1,004
Trade receivables	—	2,753	2,753	2,753
Subsidies receivables	—	9,524	9,524	9,524
Current financial assets	40,602	—	40,602	40,602
Cash and cash equivalents	256,380	—	256,380	256,380

Total financial assets	296,982	13,281	310,263	310,263

Financial liabilities
Non-current financial liabilities	—	13	13	13
Current financial liabilities	—	21	21	21
Trade payables	—	9,460	9,460	9,460
Other current liabilities	—	6,570	6,570	6,570

Total financial liabilities	—	16,064	16,064	16,064

7.3. Financial risks management

We have exposure to the following risks arising from financial instruments:

Foreign exchange risk

A portion of our revenue is generated in currencies other than euro. Although our strategy is to favor the euro as our transaction currency when signing contracts, some agreements have been signed in US dollars (primarily our agreement with Pfizer).

As of December 31, 2016, 64% of our cash and cash equivalents were denominated in US dollars and 69% of our current financial assets and cash and cash equivalents were denominated in US dollars. As of December 31, 2017, 75% of our cash and cash equivalents were denominated in US dollars and 79% of our current financial assets and cash and cash equivalents were denominated in US dollars.

As of December 31, 2016, we held the following derivative financial instruments, denominated in US dollars:

2016	Notional	Fair Value	Maturity
	$ in thousands
USD forward sale contracts	44,914	(1,776)	2017 to 2018
USD forward purchase contracts	—	—	—

Total derivative financial instruments		(1,776)

of which :
Derivative financial assets		—
Derivative financial liabilities		(1,776)

As of December 31, 2017, we held the following derivative financial instruments, denominated in US dollars:

2017	Notional	Fair Value	Maturity
	$ in thousands
USD forward sale contracts	18,775	558	2018
USD forward purchase contracts	—	—	—

Total derivative financial instruments		558

of which :
Derivative financial assets		558
Derivative financial liabilities		—

We do not apply hedge accounting to these instruments.

Liquidity risk

Our financial debt consists of finance lease liabilities ($34 thousand as of December 31, 2017).

We have incurred losses and cumulative negative cash flows from operations since our inception in 2000, and we anticipate that we will continue to incur losses for at least the next several years. As of December 31, 2017, we held $256.4 million in cash and cash equivalents.

Interest rate risk

As of December 31, 2015, we were only liable for governmental conditional advances with either no interest or interest at a fixed, generally below market rate. Consequently, we were not significantly exposed to fluctuations in interest rates for our liabilities. These governmental conditional advances were settled during the year 2016.

We seek to engage in prudent management of our cash and cash equivalents, mainly cash on hand and common financial instruments (typically short- and mid-term deposits). Furthermore, the interest rate risk related to cash, cash equivalents and common financial instruments is not significant based on the quality of the financial institutions with which we work.

Credit risk

Credit risk is the risk of our financial loss if a customer or counterparty to a financial instrument defaults on its contract commitments. We are exposed to credit risk due to our trade receivables, subsidies receivables and cash equivalents.

Our policy is to manage our risk by dealing with third parties with good credit standards.